Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 11,781	$ 8,228
Accounts receivable, net	24,776	18,376
Contract assets	10,088	5,654
Prepaid expenses	4,107	3,207
Other current assets	10,584	3,276
Total current assets	61,336	38,741
Property and equipment, net	5,002	4,882
Intangible assets, net	114,542	126,440
Goodwill	200,624	192,980
Deferred tax asset	5	173
Other assets	9,496	12,080
Total assets	391,005	375,296
Current liabilities:
Accounts payable	10,106	13,292
Accrued expenses	35,220	21,861
Deferred revenue	26,036	16,015
Current debt	10,272	25
Other current liabilities	3,714	3,461
Total current liabilities	85,348	54,654
Long-term debt – less current portion	82,723	73,166
Deferred tax liability	8,097	6,223
Other liabilities	3,589	3,810
Total liabilities	179,757	137,853
Temporary equity:
Preference shares, $0.0001 par value, 218,561,319 shares authorized, 218,561,319 and 218,561,319 issued and outstanding at December 31, 2020 and 2019, respectively	350,675	318,805
Total temporary equity	350,675	318,805
Shareholders' deficit
Common shares, $0.01 par value (A1 Ordinary Shares – 1,568,702 shares authorized, 1,568,702 and 1,568,702 issued and outstanding; A2 Ordinary Shares – 158,778 authorized, 158,778 and 158,778 issued and outstanding; A3 Ordinary Shares – 145,943 authorized, 145,943 and 145,943 issued and outstanding at December 31, 2020 and 2019, respectively)	24	24
Additional paid-in capital	2,393	2,393
Accumulated deficit	(153,237)	(91,019)
Accumulated other comprehensive income	11,393	7,240
Total shareholders' deficit	(139,427)	(81,362)
Total liabilities, temporary equity and shareholders' deficit	$ 391,005	$ 375,296